Summary of Deferred Tax Assets and Liabilities Reflected in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Jul. 28, 2012	Jan. 28, 2012		Jul. 30, 2011	Jan. 29, 2011
Schedule Of Income Taxes [Line Items]
Current deferred tax assets	$ 127	$ 128		$ 112	$ 107
Current deferred tax liabilities		(2)	[1]		(5)	[1]
Non-current deferred tax assets	264	279		214	215
Non-current deferred tax liabilities	(155)	(154)		(120)	(119)
Net deferred tax asset		$ 251			$ 198

[1]	The current deferred tax liabilities are included as components of Accrued expenses and other current liabilities in the Consolidated Balance Sheets.